Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Beginning Balance	$ 459,112,676	$ 425,334,632
Goodwill acquired during the year		27,951,975
Goodwill recorded as a result of contingent consideration resolved	337,363	4,481,856
Goodwill impairment	(907,776)		(5,736,134)
Disposal of subsidiaries	(19,081,873)
Translation adjustments	(76,017)	1,344,213
Ending Balance	439,384,373	459,112,676	425,334,632
LCD display network
Goodwill
Beginning Balance	419,549,538	411,534,224
Goodwill acquired during the year		6,044,821
Goodwill recorded as a result of contingent consideration resolved	337,363	1,270,599
Translation adjustments	35,471	699,894
Ending Balance	419,922,372	419,549,538
Poster frame network
Goodwill
Beginning Balance	19,446,271	13,800,408
Goodwill acquired during the year		2,175,992
Goodwill recorded as a result of contingent consideration resolved		3,211,257
Translation adjustments	15,730	258,614
Ending Balance	19,462,001	19,446,271
Traditional outdoor billboards
Goodwill
Beginning Balance	20,116,867
Goodwill acquired during the year		19,731,162
Goodwill impairment	(907,776)
Disposal of subsidiaries	(19,081,873)
Translation adjustments	(127,218)	385,705
Ending Balance		$ 20,116,867